Average Annual Total Returns - Western Asset Emerging Markets Debt Fund	Jun. 30, 2021
Class I
Average Annual Return:
1 Year	8.51%
5 Years	7.18%
10 Years	4.65%
Class I | After Taxes on Distributions
Average Annual Return:
1 Year	7.62%
5 Years	5.34%
10 Years	2.66%
Class I | After Taxes on Distributions and Sales
Average Annual Return:
1 Year	5.00%
5 Years	4.71%
10 Years	2.66%
Class FI
Average Annual Return:
1 Year	7.99%
5 Years	7.50%
10 Years
Since Inception	4.76%
Inception Date	Dec. 07, 2011
Class A
Average Annual Return:
1 Year	3.60%
5 Years	5.99%
10 Years	3.84%
Class IS
Average Annual Return:
1 Year	8.65%
5 Years	7.29%
10 Years
Since Inception	3.42%
Inception Date	Jan. 31, 2013
Class C
Average Annual Return:
1 Year	6.24%
5 Years	6.04%
10 Years
Since Inception	2.52%
Inception Date	Aug. 01, 2012